Share-based Payments - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected dividend yield		0.00%
Vesting period, years	4 years
Stock option expire, years	10 years
Share based arrangement number of other equity instruments granted | shares	1,707,800
Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 4.4	$ 3.3	$ 5.2
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock option expire, years	10 years
Expected dividend yield type description		U.S. Treasury zero-coupon yield
Performance Stock Unit [Member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based arrangement number of other equity instruments granted | shares	311,667
Share based payment expense	$ 0.2
Performance Stock Unit [Member] | Calyxt Inc. [member] | Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout	0.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement Percentage Payout	120.00%
Performance Stock Unit [Member] | Calyxt Inc. [member] | Performance Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period	3 years
Performance Stock Unit [Member] | Calyxt Inc. [member] | Restricted Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Arrangement Service Period	2 years
Stock options [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 13.4	$ 26.0	36.8
Stock options [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	6.8	$ 3.2	3.8
Vesting period of warrants		6 years
Warrants [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0.9	$ 2.3	3.5
S A free shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	0.7	$ 0.2	$ 2.6
Vesting description		The free shares granted prior to 2018 are subject to a two-year vesting period for French employees and four years for foreign citizens. The free shares granted in 2018 are subject to a one-year vesting period for French employees and two-years for foreign citizens.
Dividend yield		0.00%
S A free shares [member] | French employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		1 year	2 years
S A free shares [member] | Foreign citizens [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period, years		2 years	4 years
RSU Calyxt 2017 [member] | Calyxt Inc. [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation expense	$ 4.9	$ 5.5	$ 4.7
Vesting description	Restricted stock units generally vest and become unrestricted over five years after the date of grant.